Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
16. Commitments and contingencies
(a) Capital and other commitments
The Group did not have capital and other significant commitments, long-term obligations, or guarantees as of December 31, 2022.
(b) Contingencies
i)
VIE Arrangements
From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations and cash flows for the periods in which the unfavorable outcome occurs.
The Group accounts for loss contingencies in accordance with ASC Topic 450 “Contingencies” and other related guidance. Set forth below is a description of certain loss contingencies as well as the opinion of management as to the likelihood of loss.
Current PRC laws and regulations include limitations on foreign ownership in PRC companies that conduct online business. Specifically, foreign investors are not allowed to own any equity interests in any entity conducting online business. Since the Company is incorporated in the Cayman Islands, neither the Company nor its PRC subsidiary is eligible to conduct online business in China. To comply with PRC laws and regulations, the Company conducts its operations in China through a series of contractual arrangements entered into among its wholly owned PRC subsidiaries, the WOFEs, its affiliated PRC entities, the VIEs and the VIEs’ shareholders.
The VIEs and their subsidiaries hold the licenses that are essential to the operation of the Group’s business. In the opinion of management and the Company’s PRC legal counsel, (i) the ownership structure of the Company, the WOFE and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.
Under PRC Ministry of Commerce (“MOFCOM”) security review rules promulgated in September 2011, a national security review is required for certain mergers and acquisitions by foreign investors raising concerns regarding national defense and security. Foreign investors are prohibited from circumventing the national security review requirements by structuring transactions through proxies, trusts, indirect investment, leases, loans, control through contractual arrangements, or offshore transactions. Management, in conjunction with its PRC legal counsel, has concluded there is no need to submit the existing contractual arrangements with consolidated VIEs and its shareholders to the MOFCOM for national security review based upon analysis of the rules. However, there are substantial uncertainties regarding the interpretation and application of the MOFCOM security review rules, and any new laws, rules, regulations or detailed implementation measures in any form relating to such rules. Therefore, the Company cannot be assured that the relevant PRC regulatory authorities, such as the MOFCOM, would not ultimately take a contrary view to the opinion of management and the Company’s PRC legal counsel. If the MOFCOM or other PRC regulatory authority determines that the Company needs to submit the existing contractual arrangements with the VIEs and its shareholders for national security review, the Company may face sanctions by the MOFCOM or other PRC regulatory authority, which may include, among others, requiring the Company to restructure its ownership structure, discontinuation or restriction of operations in the PRC, or invalidation of the agreements that the VIEs have entered into with the VIEs and its shareholders.

In such case, the Company may not be able to operate or control business in the same manner as it currently does, and therefore, may not be able to consolidate the VIEs and their subsidiaries. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Company (including restrictions on the Company to carry out business).
If the VIEs and their respective shareholders fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under PRC laws. The PRC laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding
nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Company.
In the opinion of management, the likelihood of loss in respect of the Company’s contractual arrangements with the VIEs is remote.
In accordance with the Interim Measures on Administration of Business Activities of Online Lending Information Intermediaries (Interim Measures) jointly issued by China Banking Regulatory Commission, or the CBRC, together with three other PRC regulatory agencies in August 2016, a record-filing and licensing regime is introduced. It requires online lending information intermediaries to register with the local financial regulatory authority, update their industrial and commercial registration with the local commercial registration authority to include “online lending information intermediary” in their business scope, and obtain telecommunication business license from the relevant telecommunication regulatory authority. As of the date of this report, the local financial regulatory authorities are still in the process of making detailed implementation rules regarding the filing procedures and the Company has not been permitted to submit such filing application.
ii)
VIE Enforceability
In the opinion of management and the Company’s PRC legal counsel, (i) the ownership structure of the Company, the WOFEs and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. In addition, shareholders of certain VIEs are founders of the Group, who collectively controls more than 50% of total voting power. Therefore, the enforceability of the contractual agreements between VIEs and their shareholders depends on whether shareholders or their PRC holding entities will fulfill these contractual agreements. As a result, the Company may be unable to consolidate the VIE and VIE’ subsidiaries in the consolidated financial statements.